GOODWILL - GOODWILL ALLOCATED TO CASH-GENERATING UNITS (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 8,634	¥ 6,353
Sinopec Yanshan
Disclosure of information for cash-generating units [line items]
Goodwill	1,004	1,157
Sinopec Zhenhai
Disclosure of information for cash-generating units [line items]
Goodwill	4,043	4,043
Shanghai SECCO
Disclosure of information for cash-generating units [line items]
Goodwill	2,541
Sinopec Hong Kong Limited
Disclosure of information for cash-generating units [line items]
Goodwill	879	941
Multiple units without individually significant goodwill
Disclosure of information for cash-generating units [line items]
Goodwill	¥ 167	¥ 212